PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
600 DRESHER ROAD
HORSHAM, PENNSYLVANIA  19044
(215) 956-8000

CERTIFICATION PURSUANT TO RULE 497(j)
UNDER THE SECURITIES ACT OF 1933, AS AMENDED
FILE NOS. 333-69386; 811-03457

We hereby certify that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 9 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 333-69386; 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001104659-09-026749 on April 28, 2009.

	By:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company

Dated: May 1, 2009		By:	/s/ Richard J. DeCarolis
Richard J. DeCarolis